SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Aug. 09, 2019	Jan. 17, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS [Line Items]
Bank loan borrowed			¥ 13,228
Subsequent event
SUBSEQUENT EVENTS [Line Items]
Percentage of equity interest acquired, cost method		12.05%
Total consideration		¥ 10,000
Subsequent event | Credit of line
SUBSEQUENT EVENTS [Line Items]
Percentage of equity interest acquired, cost method	1.15%
Face amount of debt	¥ 190,000
Bank loan borrowed	99,872
Carrying value of office buildings pledged for the loan	¥ 207,749